CONSOLIDATED STATEMENTS OF CASH FLOWS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement
A. CASH FLOWS FROM OPERATING ACTIVITIES:	$ 47,278	$ (9,255)	$ 13,213
Profit for the year	24,108	20,801	18,974
Adjustments made to obtain the cash flows from operating activities-	14,481	10,229	11,208
Depreciation and amortization	6,686	6,243	5,743
Impairment losses on other assets (net)		27	119
(Gains)/losses on disposal of non-current assets held for sale not classified as discontinued operations	(70)	(20)	(9)
(Gains)/losses on disposal of assets not classified as non-current assets held for sale	(4)	(57)	(6)
Income tax expense recognized in consolidated income statement	8,164	4,966	6,226
Income from entities accounted for using the equity method	(182)	(200)	(178)
Expense recognized with respect to equity-settled share-based payments	305	(54)	84
Effect of foreign exchange rate changes on Subordinated Additional Tier I Capital Notes	3	299	(522)
Effect of foreign exchange rate changes on cash deposits	(421)	(159)	(249)
(Gain) on sale of acquisition contracts		(816)
Net (increase)/decrease in operating assets-	(132,132)	144,307	(362,106)
Financial assets at fair value through profit or loss	(123,385)	213,067	(226,696)
Financial assets at fair value through other comprehensive income	72,444	(47,190)	(116,184)
Financial assets at amortized cost	(75,359)	(21,842)	(14,653)
Other operating assets	(5,832)	272	(4,573)
Net increase/(decrease) in operating liabilities-	147,094	(181,145)	348,847
Financial liabilities at fair value through profit or loss	82,695	(161,573)	85,665
Financial liabilities at amortized cost	58,622	(9,596)	244,685
Other operating liabilities	5,777	(9,976)	18,497
Income tax paid	(6,459)	(3,674)	(3,956)
Dividend income	186	227	246
B. CASH FLOWS FROM INVESTING ACTIVITIES:	(6,763)	(4,705)	(4,734)
Payments-	(6,763)	(5,288)	(4,734)
Tangible assets	(2,823)	(2,261)	(1,663)
Intangible assets	(3,940)	(3,027)	(2,248)
Investments in associated entities			(823)
Proceeds-		583
Sale of acquisition contracts		583
C. CASH FLOWS FROM FINANCING ACTIVITIES:	(31,194)	5,821	(2,882)
Payments-	(31,194)	(8,089)	(2,882)
Dividends paid	(17,878)	(4,921)
Paid principal on Subordinated Additional Tier I Capital Notes	(10,251)
Paid interests on Subordinated Additional Tier I Capital Notes	(919)	(1,073)	(917)
Purchase of own shares (treasury shares)		135	(58)
Principal and interest paid on lease liabilities	(2,146)	(2,230)	(1,907)
Proceeds-		13,910
Subordinated Additional Tier I Capital Notes		13,910
D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH	421	159	249
E. NET INCREASE/(DECREASE) IN CASH AND BALANCES WITH THE CENTRAL BANK	9,742	(7,980)	5,846
F. CASH AND BALANCES WITH THE CENTRAL BANK AT THE BEGINNING OF YEAR	63,073	71,053	65,207
G. CASH AND BALANCES WITH THE CENTRAL BANK AT THE END OF YEAR	$ 72,815	$ 63,073	$ 71,053